Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,495,455,000.00
Previously Paid Amount	0.00
Total Fee Amount	206,522.34
Total Offset Amount	0.00
Net Fee	$ 206,522.34
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false